DEPOSITS FOR NON-CURRENT ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
DEPOSITS FOR NON-CURRENT ASSETS
Total non-current assets		¥ 5,245,134	¥ 5,436,735	$ 765,747
Capital addition purchase commitments
DEPOSITS FOR NON-CURRENT ASSETS
Commitments to purchase certain medical equipment		220,972	271,876	$ 38,293
Impairment loss on deposit assets		0	0		¥ 0
Write off for gross amount of deposits and allowance	$ 0	0
Total non-current assets		0	0
Principal amount		¥ 0	¥ 0